CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 14,884,643	$ 13,092,484	$ 13,928,504
Restricted cash			679,006
Investments	1,705,035	2,759,024	9,449,650
Trade accounts receivable, less allowance for doubtful accounts	8,729,795	10,177,445	10,242,405
Inventories	7,931,875	8,696,880	8,531,112
Prepaid income taxes	17,388	35,948	72,994
Other current assets	857,520	996,472	1,160,865
Current assets held for sale			5,337,274
TOTAL CURRENT ASSETS	34,126,256	35,758,253	49,401,810
PROPERTY, PLANT AND EQUIPMENT, net	6,955,565	7,242,072	8,238,089
OTHER ASSETS:
Investments	5,795,340	7,109,212	250,000
Goodwill	2,086,393	2,086,393
Deferred income taxes			9,534
Right of use asset	311,746	413,415	367,909
Intangible assets	2,551,052	2,775,361
Other assets	170,980	171,619
Noncurrent assets held for sale			883,370
TOTAL OTHER ASSETS	10,915,511	12,556,000	1,510,813
TOTAL ASSETS	51,997,332	55,556,325	59,150,712
CURRENT LIABILITIES:
Accounts payable	3,618,279	2,378,449	3,720,445
Accrued compensation and benefits	1,706,396	2,298,075	3,517,331
Operating lease liability	205,233	213,553	115,935
Other accrued liabilities	1,396,480	1,524,515	2,602,752
Accrued consideration		550,000
Dividends payable	4,849	16,147	200,363
Current liabilities held for sale			1,193,218
Deferred revenue	607,539	456,912
TOTAL CURRENT LIABILITIES	7,538,776	7,437,651	11,350,044
LONG TERM LIABILITIES:
Long-term compensation plans	73,407	116,460	164,348
Operating lease liability	97,174	197,308	244,038
Deferred revenue	399,156	310,179
TOTAL LONG-TERM LIABILITIES	569,737	623,947	408,386
STOCKHOLDERS’ EQUITY
Common stock, par value $.05 per share; 30,000,000 shares authorized	473,521	466,096	462,637
Additional paid-in capital	44,053,498	43,572,114	42,977,914
Retained earnings	(7,772)	4,135,284	4,649,395
Accumulated other comprehensive loss	(630,428)	(678,767)	(697,664)
TOTAL STOCKHOLDERS’ EQUITY	43,888,819	47,494,727	47,392,282
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 51,997,332	$ 55,556,325	$ 59,150,712